Stockholders' Equity (Deficit)	3 Months Ended	10 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
DYNAMICS SPECIAL PURPOSE [Member]
Stockholders' Equity (Deficit)
NOTE 7. STOCKHOLDERS’ EQUITY (DEFICIT)
Preferred stock
— The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of March 31, 2022 and December 31, 2021, there were no shares of preferred stock issued or outstanding.
Class
 A common stock
— The Company is authorized to issue 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. As of March 31, 2022 and December 31, 2021, there were 23,715,500 shares of Class A common stock issued and outstanding, including 23,000,000 shares of Class A common stock subject to possible redemption. Despite the Non-Redemption Agreements discussed in Note 1, it is possible, in certain limited circumstances, for the Investors to transfer their Public Shares, and a transfer of such shares to a third party who is not bound by a
Non-Redemption
Agreement would render such shares subject to possible redemption.
Class
 B common stock
— The Company is authorized to issue 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. As of March 31, 2022 and December 31, 2021, there were 5,750,000 shares of Class B common stock issued and outstanding. Of the 5,750,000 shares of Class B common stock originally issued, up to 750,000 shares were subject to forfeiture to the Company by the Sponsor for no consideration to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the initial stockholders would collectively own 20% of the Company’s issued and outstanding common stock after the Initial Public Offering (excluding the Private Placement Shares). The over-allotment option was exercised in full on May 28, 2021; thus, these shares are no longer subject to forfeiture.
Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Holders of the Class A common stock and holders of the Class B common stock will vote together as a single class on all matters submitted to a vote of stockholders, including any vote in connection with an initial Business Combination, except where a vote of each class is required by law.
The shares of Class B common stock are convertible into shares of Class A common stock at the option of the holder and will automatically convert into shares of Class A common stock at the time of an initial Business Combination on a one-for-one
basis (subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like). In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of an initial Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance, as is the case for the proposed Senti Business Combination) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted
basis, 20% of the sum of (i) the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering (excluding the Private Placement Shares), plus (ii) all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with an initial Business Combination (excluding any shares of Class A common stock or equity-linked securities issued, or to be issued, to any seller in an initial Business Combination and any Private Placement Shares issued to the Sponsor or its affiliates upon conversion of any Working Capital Loans).

NOTE 7. STOCKHOLDERS’ DEFICIT
Preferred stock
— The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2021, there were no shares of preferred stock issued or outstanding.
Class
A
Common Stock
 — The Company is authorized to issue 100,000,000 shares of Class A
Common Stock
with a par value of $0.0001 per share. Holders of Class A
Common Stock
are entitled to one vote for each share. As of December 31, 2021, there were 23,715,500 shares of Class A
Common Stock
issued and outstanding, including 23,000,000
shares of Class A common stock subject to possible redemption. Despite the Non-Redemption Agreements discussed in Note 1, it is possible, in certain limited circumstances, for the Investors to transfer their Public Shares, and a transfer of such shares to a third party who is not bound by a Non-Redemption Agreement would render such shares subject to possible redemption.
Class
 B Common Stock

— The Company is authorized to issue 10,000,000 shares of Class B
Common Stock
with a par value of $0.0001 per share. Holders of Class B

Common Stock
are entitled to one vote for each share. As of December 31, 2021, there were 5,750,000 shares of Class B
Common Stock
issued and outstanding. Of the 5,750,000 shares of Class B
Common Stock initially issued and outstanding
, up to 750,000 shares were subject to forfeiture to the Company by the Sponsor for no consideration to the extent that the underwriter’s over-allotment option was not exercised in full or in part, so that the initial stockholders would collectively own 20% of the Company’s issued and outstanding common stock after the Initial Public Offering (excluding the Private Placement Shares). The over-allotment option was exercised in full on May 28, 2021; thus, these shares are no longer subject to forfeiture.
Common stockholders of record are entitled to one vote for each share held on all matters to be voted on by stockholders. Holders of the Class A
Common Stock
and holders of the Class B
Common Stock
will vote together as a single class on all matters submitted to a vote of stockholders, including any vote in connection with an initial Business
Combination, except where a vote of each class is required by law.
The shares of Class B Common Stock are convertible into shares of Class A Common Stock at the option of the holder and will automatically convert into shares of Class A Common Stock at the time of an initial Business Combination on a one-for-one
basis (subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like). In the case that additional shares of Class A Common Stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of an initial Business Combination, the ratio at which shares of Class B Common Stock shall convert into shares of Class A Common Stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B Common Stock agree to waive such adjustment with respect to any such issuance or deemed issuance, as is the case for the proposed Senti Business Combination) so that the number of shares of Class A Common Stock issuable upon conversion of all shares of Class B Common Stock will equal, in the aggregate, on an as-converted
basis, 20% of the sum of (i) the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering (excluding the Private Placement Shares), plus (ii) all shares of Class A Common Stock and equity-linked securities issued or deemed issued in connection with an initial Business Combination (excluding any shares of Class A Common Stock or equity-linked securities issued, or to be issued, to any seller in an initial Business Combination and any Private Placement Shares issued to the Sponsor or its affiliates upon conversion of any Working Capital Loans).